Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2018
Share-based Compensation
Schedule of stock options activity

		Weighted	Weighted
		average	average	Aggregate
		exercise	remaining	intrinsic
	Number of	price	contractual	value
	shares	US$	term	000'US$
Outstanding as of January 1, 2016	890,588	0.001	8.97	12,554
Granted	63,450	0.001
Exercised	—
Forfeited	(220,282)	0.001
Expired	—
Outstanding as of December 31, 2016	733,756	0.001	7.98	14,384
Granted	670,201	0.001
Exercised	—
Forfeited	(390,544)	0.001
Expired	—
Outstanding as of December 31, 2017	1,094,413	0.001	8.55	21,142
Granted	261,123	0.001
Exercised	—
Forfeited	(119,663)	0.001
Expired	—
Outstanding as of December 31, 2018	1,235,873	0.001	7.85	22,416
Vested and expected to vest as of December 31, 2018	1,204,522	0.001	7.81	21,848
Exercisable as of December 31, 2018	853,541	0.001	7.26	15,482

Schedule of stock options, valuation assumption

	2016	2017	2018

Expected volatility	54.00%~55.00%	47.40%~50.00%	46.8%~49.6%
Risk-free interest rate (per annum)	1.49%~1.78%	2.37%~2.40%	2.69%~2.87%
Exercise multiple	2.2~2.8	2.2~2.8	2.2~2.8
Expected dividend yield	0%	0%	0%
Expected term (in years)	10	10	10
Fair value of the underlying shares on the date of option grants (per share)	US$15.020~16.987	US$14.379~21.573	US$16.919~20.979